Financial Risk Management - Summary of Holding of Treasury Shares (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Holding Of Treasury Shares [Line Items]
Beginning balance (Nominal value)	€ 149	€ 21
Acquired from third-parties (Nominal value)		134
Transferred under stock incentive programs (Nominal Value)	(3)	(6)
Ending balance (Nominal Value)	€ 146	€ 149
Beginning balance (Holding)	1,113,152	154,837
Acquired from third-parties (Holding)		1,000,000
Transferred under stock incentive programs (Holding)	(20,098)	(41,685)
Ending balance (Holding)	1,093,054	1,113,152
Beginning balance (Holding in % of total outstanding shares)	2.00%	0.00%
Acquired from third-parties (Holding in 1% total outstanding shares)		0.00%
Transferred under stock incentive programs (Holding in 1% total outstanding shares)	0.00%	0.00%
Ending balance (Holding in % of total outstanding shares)	1.90%	2.00%